Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Financial Position (Details) - Parent Company [Member] ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Current assets
Cash and bank equivalents	¥ 82		¥ 84		$ 12
Prepayments, other receivables and other assets	52,616		228,170		7,524
Total current assets	52,698		228,254		7,536
Investments in subsidiaries	681,562		341,332		97,463
Total non-current assets	681,562		341,332		97,463
Total assets	734,260		569,586		104,999
Commitments and Contingencies
SHAREHOLDERS’ EQUITY
Treasury shares	(31)		(31)		(4)
Additional paid-in capital	1,303,581		1,181,993		186,410
Statutory surplus reserve	10,531		9,367		1,506
Accumulated losses	(579,876)		(621,794)		(82,921)
Total equity	734,260		569,586		104,999
Administrative expenses	(1,480)	$ (212)	(9,348)	¥ (9,628)
Financial expense, net	(3,564)	(510)	(13)	(508)
Share of income/(loss) of subsidiaries	47,754	6,828	(43,015)	109,401
PROFIT/(LOSS) BEFORE TAX	42,710	6,106	(52,376)	99,265
Income tax expenses				(2)
Net profit/(loss) for the year	42,710	6,106	(52,376)	99,263
Net profit attribute to ordinary shareholders	42,710	6,106	(52,376)	99,263
Net profit attribute to non-controlling interests	(372)	(53)	12	2,217
Comprehensive income/(loss)	43,082	6,159	(52,388)	97,046
Net cash (used in) generated from operating activities	(37,400)	(5,348)	8,911	(8,775)
Net cash flows used in investing activities	(98,512)	(14,087)
Net cash used in financing activities	136,045	19,454	(9,348)	(9,498)
Exchange rate effect on cash and cash equivalents	(51)	(7)	(2)	(501)
Net (decrease) increase in cash and cash equivalents	82	12	(439)	(18,774)
Cash and cash equivalents at beginning of the year			523	19,297
Cash and cash equivalents at end of the year	82	$ 12	84	¥ 523
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized as at December 31, 2024 and December 31, 2025; 70,000,000 shares and 76,048,501 shares issued and outstanding as at December 31, 2024 and December 31, 2025, respectively)	¥ 55		¥ 51		$ 8